Annual Total Returns (Bar Chart) - Real Return Bond Trust (Real Return Bond Trust, Series I, Real Return Bond Trust)	12 Months Ended
May 01, 2011
Real Return Bond Trust | Series I, Real Return Bond Trust
Bar Chart Table:
2004	9.06%
2005	1.44%
2006	0.23%
2007	11.49%
2008	(11.28%)
2009	19.47%
2010	8.83%